Trading Account Assets and Liabilities (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2011		Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	$ 169,319		$ 194,671
Trading account liabilities	60,508		71,985
US Government-sponsored Enterprises Debt Securities [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	27,300		29,700
US government and agency securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	52,613	[1]	60,811	[1]
Trading account liabilities	20,710		29,340
Corporate securities, trading loans and other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	36,571		49,352
Equity Securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	23,674		32,129
Trading account liabilities	14,594		15,482
Non-U.S. sovereign debt
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	42,946		33,523
Trading account liabilities	17,440		15,813
Mortgage trading loans and asset-backed securities
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account assets	13,515		18,856
Corporate securities and other
Schedule of Trading Securities and Other Trading Assets [Line Items]
Trading account liabilities	$ 7,764		$ 11,350

[1]	Includes $27.3 billion and $29.7 billion of government-sponsored enterprise obligations at December 31, 2011 and 2010.